SCHEDULE OF RECONCILIATION OF PROVISION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Other provisions at beginning of period	$ 152,239	$ 152,352
Add: obligation accrued during the year	62,461	38,270
Provision used, other provisions	(43,302)	(38,383)
Other provisions at end of period	171,398	152,239
Long Service Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Other provisions at beginning of period	191,031	244,549
Add: obligation accrued during the year	19,611	3,454
Provision used, other provisions		(56,972)
Other provisions at end of period	$ 210,642	$ 191,031